Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity
Balance at beginning of the year	€ (4,696,604)	€ (3,633,965)
Balance at end of the year	(6,845,768)	(4,696,604)
Treasury stock
Equity
Balance at beginning of the year	55,441	62,422
Balance at end of the year	49,584	55,441
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	55,441	62,422
Disposal of shares	(5,857)	(6,981)
Balance at end of the year	€ 49,584	€ 55,441